Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets (Tables) [Abstract]
Intangible assets are composed as follows

(a)           Intangible assets are composed as follows:

	December 31, 2017
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	241,490	(115,665)	125,825
Software licenses	9,510	(2,043)	7,467
Customer relationships	1,981	(91)	1,890
Goodwill (ii)	23,686	-	23,686

	276,667	(117,799)	158,868

	December 31, 2016
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	143,989	(61,858)	82,131
Software licenses	5,393	(1,416)	3,977

	149,382	(63,274)	86,108

The changes in cost and accumulated amortization were as follows
(b)	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology (i)	Software licenses	Customer relationships	Goodwill (ii)	Total
At December 31, 2016
Cost	143,989	5,393	-	-	149,382
Accumulated amortization	(61,858)	(1,416)	-	-	(63,274)

Net book value	82,131	3,977	-	-	86,108

At December 31, 2017
Opening balance	82,131	3,977	-	-	86,108
Cost
Additions	97,491	1,210	971	26,184	125,856
Acquisition of subsidiary	10	1,419	-	-	1,429
Transfer	-	1,488	1,010	(2,498)	-
Amortization
Amortization	(53,807)	(627)	(91)	-	(54,526)

Net book value	125,825	7,467	1,890	23,686	158,868

At December 31, 2017
Cost	241,490	9,510	1,981	23,686	276,667
Accumulated amortization	(115,665)	(2,043)	(91)	-	(117,799)

Net book value	125,825	7,467	1,890	23,686	158,868